Share-based compensation - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Share options granted	0	0
Total fair values of options vested and recognized as expenses	$ 107	$ 784	$ 5,349
Unrecognized share-based compensation expenses	$ 4	$ 96
Weighted-average expense recognition period	3 months	10 months 9 days
Dividend yield			0.00%
Minimum [Member]
Share-based compensation
Risk-free interest rate			2.83%
Volatility rate			42.72%
Maximum
Share-based compensation
Risk-free interest rate			2.92%
Volatility rate			44.65%
Employees
Share-based compensation
Expected future forfeiture rate	5.00%	9.00%
Management
Share-based compensation
Expected future forfeiture rate	26.00%	58.00%